Provisions - Summary of Changes in Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Year ended March 31, 2020	¥ 205
Increase	987
Usage	(92)
Year ended March 31, 2021	1,100
Current	388	¥ 92
Non-current	712	¥ 113
Provisions for Drug Product Safety Assessment [Member]
Disclosure of other provisions [line items]
Year ended March 31, 2020	0
Increase	852
Year ended March 31, 2021	852
Current	284
Non-current	568
Other [Member]
Disclosure of other provisions [line items]
Year ended March 31, 2020	205
Increase	135
Usage	(92)
Year ended March 31, 2021	248
Current	104
Non-current	¥ 144